Licensed Copyrights, Net - Additional information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Licensed Copyrights
Disclosure of Licensed Copyrights [Line Items]
Amortisation expenses of licensed copyrights	¥ 7.1	$ 998	¥ 7.8	¥ 10.1